Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue
Other income	27
Research and development costs	(1,665)	(2,189)
Administrative costs	(2,378)	(2,034)
Loss from operations	(4,016)	(4,223)
Finance income	180	839
Finance expense	(135)	(49)
Loss before tax	(3,971)	(3,433)
Taxation	165	125
Loss for the period attributable to the owners of the parent	(3,806)	(3,308)
Items that will or may be reclassified subsequently to profit or loss:
Exchange gain arising on translation of foreign operations	3
Total comprehensive loss attributable to the owners of the parent	£ (3,803)	£ (3,308)
Loss per share
Basic loss per share	£ (0.0002)	£ (0.001)
Diluted loss per share	£ (0.0002)	£ (0.001)